Trade and other payables	6 Months Ended
Dec. 31, 2021
Trade and other payables
Trade and other payables

25         Trade and other payables

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Trade payables	205,528	143,400	144,792
Other payables	20,259	22,297	12,739
Accrued expenses	69,384	61,990	51,616
Social security and other taxes	14,728	32,491	24,670
	309,899	260,178	233,817
Less: non-current portion
Trade payables	101,221	66,778	59,808
Other payables	1,332	739	1,001
Non-current trade and other payables	102,553	67,517	60,809
Current trade and other payables	207,346	192,661	173,008

25         Trade and other payables (continued)

Trade payables include transfer fees and other associated costs in relation to the acquisition of players’ registrations of £188,765,000 (30 June 2021: £136,309,000; 31 December 2020: £132,036,000) of which £101,221,000 (30 June 2021: £66,778,000; 31 December 2020: £59,808,000) is due after more than one year. Of the amount due after more than one year, £54,120,000 (30 June 2021: £40,228,000; 31 December 2020: £39,406,000) is expected to be paid between 1 and 2 years, and the balance of £47,101,000 (30 June 2021: £26,550,000; 31 December 2020: £20,402,000) is expected to be paid between 2 and 5 years.

The fair value of trade payables as at 31 December 2021 was £210,747,000 (30 June 2021: £145,775,000; 31 December 2020: £147,896,000) before discounting of cash flows. The fair value of other payables is not materially different to their carrying amount.

The UK government has made available a range of business support measures during COVID-19. The Group has benefited directly from government assistance in the form of payment deferrals for VAT. The quarterly VAT payments for the periods ended 29 February 2020 and 31 May 2020, originally due 31 March 2020 and 30 June 2020 respectively, were deferred, with the payment due being spread over monthly instalments from March 2021 to January 2022. The amount deferred as of 31 December 2021 is £1,424,000.